Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Assets
Cash and balances with central banks	$ 50,430	$ 65,667
Other financial assets	10,766	5,456
Intangible assets	10,465	10,746
Total assets	1,125,356	1,077,544
Liabilities
Other financial liabilities	41,488	38,077
Provisions	2,612	2,505
Total liabilities	1,052,263	1,005,492
Total equity attributable to owners of WBC	72,766	71,705
Assets and liabilities over which control ceased
Assets
Cash and balances with central banks			$ 18
Other financial assets			18
Intangible assets			55
Total assets			91
Liabilities
Other financial liabilities			22
Provisions			1
Total liabilities			23
Total equity attributable to owners of WBC			$ 68
Parent Entity
Assets
Cash and balances with central banks	44,782	58,400
Other financial assets	10,126	4,951
Intangible assets	8,918	9,131
Total assets	1,065,721	1,021,234
Liabilities
Other financial liabilities	38,935	33,917
Provisions	2,376	2,271
Total liabilities	996,821	953,246
Total equity attributable to owners of WBC	$ 68,900	$ 67,988